Profit Before Income Tax - Summary of Operating Expenses Directly Related to Investment Properties (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)
Direct operating expense from investment property [abstract]
Direct operating expenses of investment properties that generated rental income	$ 1,593,819	$ 52,052	$ 1,616,197	$ 1,422,463